Note 14 - Capital Management (Tables)	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of regulatory capital and capital ratios [text block]
(thousands of Canadian dollars)
	July 31	October 31
	2022	2021
	"Transitional"
	& "All in"	"All in"

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$228,863	$227,819
Retained earnings	104,071	90,644
Accumulated other comprehensive income	67	(4)
CET1 before regulatory adjustments	333,001	318,459
Regulatory adjustments applied to CET1	(11,615)	(12,751)
Common Equity Tier 1 capital	$321,386	$305,708

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$13,647	$13,647
Total Tier 1 capital	$335,033	$319,355

Tier 2 capital
Directly issued Tier 2 capital instruments	$101,180	$97,910
Tier 2 capital before regulatory adjustments	101,180	97,910
Eligible stage 1 and stage 2 allowance	1,699	1,453
Total Tier 2 capital	$102,879	$99,363
Total regulatory capital	$437,912	$418,718
Total risk-weighted assets	$2,568,678	$2,013,544
Capital ratios
CET1 capital ratio	12.51%	15.18%
Tier 1 capital ratio	13.04%	15.86%
Total capital ratio	17.05%	20.80%
(thousands of Canadian dollars)
	July 31	October 31
	2022	2021
	"Transitional"
	& "All in"	"All in"

On-balance sheet assets	$3,075,343	$2,415,086
Assets amounts adjusted in determining the Basel III Tier 1 capital	(11,615)	(12,751)
Total on-balance sheet exposures	3,063,728	2,402,335

Total off-balance sheet exposure at gross notional amount	$374,489	$342,710
Adjustments for conversion to credit equivalent amount	(210,567)	(210,065)
Total off-balance sheet exposures	163,922	132,645

Tier 1 capital	335,033	319,355
Total exposures	3,227,650	2,534,980

Leverage ratio	10.38%	12.60%